BORROWINGS	12 Months Ended
Dec. 31, 2010
BORROWINGS
BORROWINGS

18. BORROWINGS

        Notes—As of December 31, 2010 and 2009, the Group's notes consisted of the following:

	Currency	Interest rate	2010	2009
MTS International Notes due 2020	USD	8.625%	$750,000	$—
MTS OJSC Notes due 2020	RUB	8.15%	492,176	—
MTS OJSC Notes due 2016	RUB	14.25%	492,176	495,963
MTS OJSC Notes due 2014	RUB	16.75%	492,176	495,963
MTS Finance Notes due 2012	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	328,117	—
MTS OJSC Notes due 2018	RUB	8.00%	315,337	323,698
MTS OJSC Notes due 2015	RUB	7.75%	39,823	248,213
MTS OJSC Notes due 2013	RUB	7.00%	13,249	247,981
MTS Finance Notes due 2010	USD	8.38%	—	400,000
MGTS Notes due 2010	RUB	16.00%	—	402
Less: unamortized discount			(202)	(2,587)

Total notes			$3,322,852	$2,609,633
Less: current portion			(492,176)	(1,218,084)

Total notes, long-term			$2,830,676	$1,391,549

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2014	May 2011
MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2011 (MTS OJSC Notes due 2014), in 2012 (MTS OJSC Notes due 2016), in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In April 2010 the Group set new coupon rates for MTS OJSC Notes due 2013 and 2015. The coupon rates were set at 7.0% for MTS OJSC Notes due in 2013 and 7.75% for MTS OJSC Notes due 2015. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2013 and 2015 at the request of eligible noteholders in the amount of RUB 7.1 billion ($242.4 million as of the date of the transaction) and RUB 6.1 billion ($214.2 million as of the date of the transaction), respectively. The new coupon rates are valid till the final due date of the notes.

        In June 2010 the Group announced a new coupon rate for MTS OJSC Notes due in 2018. The rate was set as 8.0%. Following the announcement of the new coupon rate, the Group repurchased MTS OJSC Notes due 2018 at the request of eligible noteholders in the amount of RUB 179.5 million ($5.8 million as of the date of the transaction). The new coupon rate is valid till June 2013 when the Group will set the sequential coupon rate. The holders have the unilateral right to demand repurchase of the notes at par value upon announcement of the new coupon. Therefore, the Group discloses MTS OJSC Notes due 2018 in the aggregated maturities schedule as maturing in 2013 as this is the reporting period when the noteholders will have the unilateral right to demand repurchase.

        The fair values of notes based on the market quotes as of December 31, 2010 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	112.40	$843,000
MTS OJSC Notes due 2014	MICEX	104.03	512,011
MTS OJSC Notes due 2016	MICEX	99.85	491,438
MTS OJSC Notes due 2020	MICEX	98.00	482,333
MTS Finance Notes due 2012	Luxembourg stock exchange	105.61	422,440
MTS OJSC Notes due 2017	MICEX	99.65	326,969
MTS OJSC Notes due 2018	MICEX	101.50	320,067
MTS OJSC Notes due 2015	MICEX	100.50	40,022
MTS OJSC Notes due 2013	MICEX	99.96	13,244

Total notes			$3,451,524

        Bank loans—As of December 31, 2010 and 2009, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2010)
	Maturity		2010	2009
USD-denominated:
Skandinavska Enskilda Banken AB	2011 - 2017	LIBOR+0.23% - 1.8% (0.68% - 2.26%)	$242,013	$279,519
EBRD	2011 - 2014	LIBOR+1.51% - 3.1% (1.97% - 3.56%)	116,667	150,000
HSBC Bank plc and ING BHF Bank AG	2011 - 2014	LIBOR+0.3% (0.76%)	71,244	90,985
Citibank International plc and ING Bank N.V.	2011 - 2013	LIBOR+0.43% (0.88%)	62,486	84,560
HSBC Bank plc, ING Bank and Bayerische Landesbank	2011 - 2015	LIBOR+0.3% (0.76%)	59,570	76,180
Commerzbank AG, ING Bank AG and HSBC Bank plc	2011 - 2014	LIBOR+0.3% (0.76%)	51,285	66,557
Barclays	Fully repaid in February 2011	LIBOR+0.13% - 0.15% (0.59% - 0.61%)	46,047	59,203
ABN AMRO Bank N.V.	2011 - 2013	LIBOR+0.35% (0.81%)	18,861	25,149
Syndicated Loan Facility granted to MTS OJSC in 2006	Voluntarily repaid in 2010	—	—	323,077
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	360,000
Other	2011 - 2013	various	7,569	21,694

			$675,742	$1,536,924
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2011 - 2018	EURIBOR+1.65% (2.88%)	$52,159	$—
LBBW	2011 - 2017	EURIBOR+0.75% (1.98%)	43,201	—
Bank of China	2011 - 2016	EURIBOR+1.95% (3.18%)	35,123	—
ABN AMRO Bank N.V.	2011 - 2013	EURIBOR+0.35% (1.58%)	13,740	19,859
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	341,580
EBRD	Voluntarily repaid in 2010	—	—	312,743
European Investment Bank	Voluntarily repaid in 2010	—	—	164,979
Gazprombank	Voluntarily repaid in 2010	—	—	143,460
Nordic Investment Bank	Voluntarily repaid in 2010	—	—	114,768
Other	2011 - 2012	various	3,060	5,972

			$147,283	$1,103,361
RUB-denominated:
Sberbank	2015 - 2017	8.95%	$1,968,704	$—
Bank of Moscow	2013	8.00% - 9.50%	459,364	—
Gazprombank	2013 - 2015	8.75%	360,929	213,600
Gazprombank	2013 - 2015	8.75%	137,809	—
Sberbank	2011	10.5%	19,234	—
Sberbank	Voluntarily repaid in 2010	—	—	859,669
Sberbank	Voluntarily repaid in 2010	—	—	1,554,017
Sberbank	Voluntarily repaid in 2010	—	—	396,770
Other	2011 - 2023	various	34,377	25,241

			$2,980,417	$3,049,297
Debt-related parties	2011 - 2012	various	14,563	46,935

			$14,563	$46,935
Total bank loans			$3,818,005	$5,736,517
Less: current portion			(256,052)	(801,242)

Total bank loans, long-term			$3,561,953	$4,935,275

        During 2010, the Group renegotiated interest rates on Sberbank credit facilities in amount of RUB 47 billion. The rates were reduced from 16.0% to 9.25%. The Group concluded that this represented a substantial modification in the terms of the debt as it resulted in a change of the present value of cash flows under the new terms by more than 10% comparing to the original terms. The Group therefore accounted for this transaction as a debt extinguishment. The unamortized amount of initially capitalized debt issuance costs was written off which resulted in additional interest expense of $26.7 million in the year ended December 31, 2010. The credit facilities were fully repaid by the Group in December 2010 and refinanced with a new RUB 60 billion facility of Sberbank with a rate of 8.95% and final maturity in December 2017.

        The interest rate on the Sberbank RUB-denominated credit facility due 2015-2017 of 8.95% is valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. The interest rate for the period from March 2011 till December 2013 depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.95%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        In February 2010 the Group negotiated a decrease in the interest rate on a EUR 100 million facility from Gazprombank. The rate was reduced from original 14.0% to 7.0%. In May 2010 the maturity of the agreement was extended from 1.5 years to five years. The new debt repayment schedule now stipulated quarterly payments in six equal parts starting from November 2013 instead of a single payment in June 2011. The Group concluded that this represented a substantial modification in the terms of the debt agreement as it resulted in a change in the present value of the cash flows related to the facility by more than 10% and accounted for the transaction as debt extinguishment. Subsequently, the credit facility was fully repaid in December 2010 and refinanced with the RUB 4.2 billion facility of Gazprombank carrying the rate of 8.75% with the final maturity in February 2015.

        In 2010 the Group signed several amendments to a RUB 7 bln facility agreement with Gazprombank. The rate was decreased from the original 13.0% to 8.75%. The initial maturity of the facility in September 2012 was replaced by 6 equal semiannual repayments commencing from November 2013, so that the maturity of the agreement was extended from 2.5 years to five years. Additionally, the available amount of funds available under the facility was increased from RUB 7 bln to RUB 11 bln. The Group had drawn down in full on the additional funds by December 2010. These amendments resulted in a change in the present value of cash flows related to the facility exceeding 10% and were accounted for as debt extinguishment.

        In 2010 the Group also negotiated changes in interest rates and maturities of several other credit facilities. None of these modifications were considered to be substantial.

        Compliance with covenants—Subject to certain exceptions and qualifications, the indenture governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 contain covenants limiting the Group's ability to incur debt, create liens, sell or transfer lease properties, enter into loan transactions with affiliates, merge or consolidate with another person or convey its properties and assets to another person, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of $10.0 mln and 15.0 mln, respectively, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        Also, the indentures governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 give noteholders the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group. The Group is required to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        If the Group fails to meet these covenants, after certain notice and cure periods, the noteholders can accelerate the debt to be immediately due and payable.

        The prospectus governing MTS OJSC Notes contains certain covenants which limit the Group's ability to delist the notes from the quotation lists and delay the coupon payments.

        Bank loans of the Group are subject to certain restrictive covenants, including, but not limited to, certain financial ratios, limitations on dispositions of assets and limitations on transactions with associates, requirements to maintain ownership in certain subsidiaries.

        Most of the Group's loans also include an event of default consisting in rendering of judgment requiring payment of money in an amount in excess of $10.0 mln and the continuance of any such judgment unsatisfied and in effect for any period of 60 consecutive calendar days without a stay of execution.

        On November 11, 2010 an international arbitration tribunal constituted under the rules of the London Court of International Arbitration rendered an award with regards to arbitration commenced by Nomihold Securities Inc. in January 2007. The award requires the Group's subsidiary, MTS Finance, to honor Nomihold's option to sell MTS Finance the remaining 49% stake in Tarino Limited for $170 million, plus $5.88 million in damages and $34.0 million in interest to compensate it for related costs. MTS Finance applied to arbitration tribunal for correction of the award, however the application was rejected and the award became final on January 5, 2011. In connection with the above mentioned restriction concerning the unsatisfied liability arising from any judgment against a member of the Group, prior to the date these consolidated financial statements were issued, the Group obtained consents from the noteholders of MTS Finance Notes due 2012 and MTS International Notes due 2020 and from certain banks, except for Barclays Bank, to (1) waive certain defaults and events of default which might arise under the loan agreements as a result of and in connection with the award, and (2) certain amendments to the loan agreements to avoid possible future events of default which may arise as a result of the award. Therefore, the Group classified the notes and bank loans in accordance with their original maturities in its consolidated statement of financial position as of December 31, 2010, except for the credit facility with Barclays Bank classified as current and fully repaid in February 2011.

        The Group was in compliance with all other existing notes and bank loans covenants as of December 31, 2010.

        Pledges—The vendor financing agreement between K-Telecom and Intracom, a related party, with total amount as of December 31, 2010 of $14.3 million is secured by the telecommunication equipment and other assets supplied under the agreement with carrying value of $8.2 million.

        Equipment with a fair value of approximately $9.2 million as of December 31, 2010 is pledged as collateral against the outstanding liability of $5.6 million due to ING Bank Evrazia.

        Available credit facilities—As of December 31, 2010, the Group's total available credit facilities amounted to $2,959 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees	Available till	Available amount (USD equivalent)
Sberbank	2017	8.95%	0.50%	July 2011	$1,312,469
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	August 2011/ December 2012	1,074,371
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2011/ February 2013	396,999
Bank of China (BNP Paribas)	2016	EURIBOR + 1.95%	0.60%	December 2011	175,500

Total available credit facilities					$2,959,339

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding as of December 31, 2010:

	Notes	Bank loans
Payments due in the year ended December 31,
2011	$492,176	$256,052
2012	891,973	190,750
2013	328,586	717,194
2014	—	437,507
2015	531,999	800,815
Thereafter	1,078,118	1,415,687

Total	$3,322,852	$3,818,005